Environmental rehabilitation obligation and other provisions - Schedule of environmental rehabilitation obligation activity (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Balance at beginning of the year	R 8,435	R 8,146	R 8,517
Interest charge	758	611	615
Utilisation of environmental rehabilitation obligation	(274)	(236)	(236)
Change in estimates charged to profit or loss	(82)	(183)	(178)
Change in estimates capitalised	(419)	(85)	(638)
Environmental rehabilitation obligation on acquisition of subsidiaries	3,576	97	0
Derecognition with deemed disposal of interest in joint operation	(818)	0	0
Foreign currency translation	179	85	66
Balance at end of the year	11,355	8,435	8,146
Reconciliation of the non-current and current portion of the environmental rehabilitation obligation:
Environmental rehabilitation obligation	11,355	8,435	8,146
Current portion of environmental rehabilitation obligation	0	0	0
Non-current portion of environmental rehabilitation obligation	R 11,355	R 8,435	R 8,146